COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 4,368
2020	2,198
2021	181
2022	18
2023 and thereafter	37
Operating Leases, Future Minimum Payments Due, Total	$ 6,802